Contract assets/(liabilities) (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and liabilities

	September 30, 2025	September 30, 2024

Contract assets:
Retainage receivables	$1,492,612	$1,727,841
Revenue recognized in excess of amounts billed	2,607,149	2,560,872
Total contract assets	4,099,761	4,288,713

Less: allowance for credit losses	(457,308)	(17,414)
Total contract assets, net	3,642,453	4,271,299
Contract assets, current	1,698,439	3,270,627
Contract assets, non-current	$1,944,014	$1,000,672

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(163)	$(512,171)

Schedule of allowance for credit losses

	September 30, 2025	September 30, 2024

Beginning balance	$17,414	$19,180
Addition (Reversal)	434,436	(2,462)
Exchange rate effect	5,458	696
Ending balance	$457,308	$17,414